Label	Element	Value
Principal Street High Income Municipal Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Street High Income Municipal Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Principal Street High Income Municipal Fund’s (the “High Income Fund” or “Fund”) primary investment objective is to provide current income exempt from regular federal income tax.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of up to 1.00% may be imposed on A Class purchases of $1 million or more that are redeemed within 18 months of purchase. The CDSC will be reduced in the circumstances described in the Contingent Deferred Sales Charge and Dealer Reallowance – A Class Shares section on page 20 of this Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its total assets in tax exempt debt securities. The Fund expects to invest the majority of its assets in debt securities that are rated below investment grade (or “junk bonds”), including unrated securities, but may invest up to 40% of its total assets in investment grade debt securities. The Fund may invest without limit in municipal securities issued by or on behalf of states and local governmental authorities throughout the United States and its territories. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities, zero coupon bonds and single-family revenue bonds. The Fund may invest in all types of municipal bonds that are exempt from federal income tax, but not necessarily the federal alternative minimum tax (the “AMT”). The Adviser’s security selection process focuses primarily on project revenue bonds in five broad sectors: healthcare; education; housing; transportation; and power, but may also include debt of distressed municipalities.

The Fund may employ effective leverage through investment in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”). Inverse Floaters provide leveraged exposure to underlying municipal bonds. These investments are speculative, however, and also create the possibility that income and returns will be diminished. The Fund may also invest in defaulted municipal bonds, debt securities issued in accordance with Rule 144A (“Rule
144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”), restricted securities and illiquid securities.
The Fund’s investments in debt securities may have fixed or variable principal payments. The Fund’s investments may have varied interest rate payment and reset terms, including fixed and floating rates, inverse floating rate, contingent, deferred, payment in kind and auction rate features. The Fund will typically not invest more than 5% of its assets, at the time of investment, in the securities of any one obligor. From time to time the Fund may focus its investments in the securities of issuers in the same economic sector. The Fund may invest in debt securities with any maturity or duration.
In selecting securities for the Fund, the Adviser employs a top-down/bottom-up research approach with an emphasis on analyzing the stand-alone credit, including financials, bond covenants, management team, and underlying asset value. The Adviser believes that the below investment grade universe represents some of the best value in the fixed income markets.
Additionally, the Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process. The Fund may borrow up to one third of the value of its assets for investment purposes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Figures shown in the bar chart are for the Fund’s Institutional Class. Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows how the Fund’s average annual total returns over time compare with a broad-based securities market index. Past performance (before and after taxes) will not necessarily continue in the future. Investor Class and A Class shares have similar annual returns to Institutional Class shares because the classes are invested in the same portfolio of securities. However, the returns for Investor Class and A Class shares are lower than Institutional Class shares because Investor Class and A Class shares have higher expenses and A Class shares are subject to a load. Updated performance information is available on the Fund’s website at https://principalstreetfunds.com/funds/ or by calling the Fund toll free at 1-877-914-7343.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-914-7343
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://principalstreetfunds.com/funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 - Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Q2 2021 4.03%	Q1 2020 -11.03%
Year-to-Date as of September 30, 2023
-1.09%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	11.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts
(“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Principal Street High Income Municipal Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	In addition to possibly not achieving your investment goals, you could lose a portion of your investment in the Fund over short or even long periods of time.
Principal Street High Income Municipal Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.
Principal Street High Income Municipal Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Principal Street High Income Municipal Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Principal Street High Income Municipal Fund | Municipal Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Principal Street High Income Municipal Fund | Fixed-Income Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed-Income Securities Risks. Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks. Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time. Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market, and could result in an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.
•Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. In this event a Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.
•Credit Risk. Fixed-income securities are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due. Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.
•Interest Rate Risk.  In times of rising interest rates, bond prices will decline. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels.
•Extension Risk. In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.
•Liquidity Risk. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
•Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.
•Duration Risk. The Fund can invest in securities of any maturity or duration. Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.

Principal Street High Income Municipal Fund | Fixed-Income Securities Risks, Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. In this event a Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.
Principal Street High Income Municipal Fund | Fixed-Income Securities Risks, Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Fixed-income securities are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due. Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.
Principal Street High Income Municipal Fund | Fixed-Income Securities Risks, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. In times of rising interest rates, bond prices will decline. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels.
Principal Street High Income Municipal Fund | Fixed-Income Securities Risks, Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension Risk. In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.
Principal Street High Income Municipal Fund | Fixed-Income Securities Risks, Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
Principal Street High Income Municipal Fund | Fixed-Income Securities Risks, Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.
Principal Street High Income Municipal Fund | Fixed-Income Securities Risks, Duration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Duration Risk. The Fund can invest in securities of any maturity or duration. Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.
Principal Street High Income Municipal Fund | High-Yield Fixed-Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
High-Yield Fixed-Income Securities Risk. High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Principal Street High Income Municipal Fund | Restricted Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Restricted Securities Risk. The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions. Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale. They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange. While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.

Principal Street High Income Municipal Fund | Unrated Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Unrated Securities Risk. Because the Fund purchases securities that are not rated by any nationally recognized statistical rating organization, the Adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Adviser’s rating does not constitute a guarantee of the credit quality.
Principal Street High Income Municipal Fund | Floating Rate/Variable Rate Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Floating Rate/Variable Rate Obligations Risk. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Because of the interest rate adjustment feature, floating and variable rate securities provide an investor with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of floating and variable rate securities than on the market value of comparable fixed-income obligations. Thus, investing in floating and variable rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities.

Principal Street High Income Municipal Fund | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Unlike equity securities, which are valued using market quotations, the municipal bonds in which the Fund primarily invests are fixed income securities which are typically valued by independent pricing services utilizing a range of market-based and security specific inputs and assumptions, including price quotations from broker-dealers making markets in such instruments, transactions in comparable investments and considerations about general market conditions. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Principal Street High Income Municipal Fund | Tax Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tax Risks.  Municipal securities may decrease in value during times when federal income tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels. If you are subject to the federal AMT, you may have to pay federal tax on a portion of your distributions from tax exempt income. If this is the case, the Fund’s net after-tax return to you may be lower. The Fund would typically not be a suitable investment for investors investing through tax exempt or tax-deferred accounts.

Principal Street High Income Municipal Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Emphasis Risk. The securities of issuers in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

Principal Street High Income Municipal Fund | Zero-Coupon Bonds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Zero-Coupon Bonds Risk. Zero-coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.

Principal Street High Income Municipal Fund | Inverse Floaters Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inverse Floaters Risk. The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. The price of Inverse Floaters is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment.
Principal Street High Income Municipal Fund | Leverage Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk. The use of leverage will allow the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage will also magnify the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.
Principal Street High Income Municipal Fund | Defaulted Bonds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Defaulted Bonds Risk. Defaulted bonds are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. In the event of a default, the Fund may incur additional expenses to seek recovery. The repayment of defaulted bonds is subject to significant uncertainties, and in some cases, there may be no recovery of repayment. Defaulted bonds might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Workout or bankruptcy proceedings typically result in only partial recovery of cash payments or an exchange of the defaulted bond for other securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

Principal Street High Income Municipal Fund | Rule 144A Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

Principal Street High Income Municipal Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk. Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.

Principal Street High Income Municipal Fund | Deferred Interest And Payment In Kind Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Deferred Interest and Payment In Kind Securities Risks. Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Accordingly, these securities may involve greater credit risks and their value is subject to greater fluctuation in response to changes in market interest rates than other fixed income securities.

Principal Street High Income Municipal Fund | Auction Rate Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Auction Rate Securities Risks. While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities. Failed auctions may adversely impact the liquidity of auction rate securities investments. Auction rate securities may also be subject to changes in interest rates, including decreased interest rates. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

Principal Street High Income Municipal Fund | LIBOR Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
LIBOR Risk. Changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Principal Street High Income Municipal Fund | Bloomberg High Yield Municipal Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg High Yield Municipal Bond Index
1 Year	rr_AverageAnnualReturnYear01	(13.10%)
5 Years	rr_AverageAnnualReturnYear05	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2017
Principal Street High Income Municipal Fund | A Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GSTFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	2.25%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.23%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.28%	[3],[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 452
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	916
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	352
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	916
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,746
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[6]
1 Year	rr_AverageAnnualReturnYear01	(15.85%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(0.54%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 16, 2022	[6]
Principal Street High Income Municipal Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GSTEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.23%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%	[3],[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	485
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	838
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,834
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[7]
1 Year	rr_AverageAnnualReturnYear01	(13.82%)	[7]
5 Years	rr_AverageAnnualReturnYear05	(0.17%)	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2020	[7]
Principal Street High Income Municipal Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GSTAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.23%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.03%	[3],[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	573
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,270
Annual Return 2018	rr_AnnualReturn2018	7.45%
Annual Return 2019	rr_AnnualReturn2019	9.42%
Annual Return 2020	rr_AnnualReturn2020	(4.57%)
Annual Return 2021	rr_AnnualReturn2021	4.08%
Annual Return 2022	rr_AnnualReturn2022	(13.34%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.34%)
5 Years	rr_AverageAnnualReturnYear05	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2017
Principal Street High Income Municipal Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(13.52%)
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%
Principal Street High Income Municipal Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.94%)
5 Years	rr_AverageAnnualReturnYear05	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Principal Street Short Term Municipal Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Street Short Term Municipal Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Principal Street Short Term Municipal Fund’s (the “Short Term Fund” or “Fund”) primary investment objective is to provide current income exempt from regular federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover rate for the fiscal year ended August 31, 2023 was 75%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, and as a fundamental policy, the Fund will invest at least 80% of its total assets (plus borrowings for investment purposes) in municipal debt securities, the income from which is exempt from federal regular individual income tax. The Fund may invest in all types of municipal bonds that are exempt from federal income tax, but may not invest more than 15% of its net assets in securities that produce income subject to the federal alternative minimum tax (the “AMT”). The Adviser’s security selection process focuses primarily on tax free income-producing securities across sectors and industries.

The Fund’s investments in debt securities may have fixed or variable principal payments. The Fund’s investments may have varied interest rate payment and reset terms, including fixed and floating rates, contingent, deferred, payment in kind and auction rate features. These various features are evaluated in the Adviser’s selection process in the context of certain factors, such as current economic conditions and the current composition of the portfolio. From time to time the Fund may focus its investments in the securities of issuers in the same economic sector, with such focus occurring when a particular sector offers the most opportunities for value. The Fund may invest in debt securities with any maturity or duration.
The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of three (3) years or less; however, it can buy securities that have short, intermediate or long maturities. A substantial percentage (i.e., as much as market opportunities will permit) of the securities the Fund buys may be “callable,” meaning that the issuer can redeem them before their maturity date. Because of events affecting the bond markets and interest rate changes, the effective portfolio maturity might not meet that target for temporary periods.

The Fund will not invest more than 10% of its total assets in securities that are rated below investment grade (sometimes referred to as "junk bonds") by a nationally recognized statistical rating organization, such as Standard & Poor's, or, if unrated, assigned a comparable rating by the Adviser, Principal Street Partners LLC. The Fund also will not invest more than 20% of its total assets in securities rated below the top three investment grade categories. For unrated securities, the Adviser may internally assign ratings to those securities in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations, after assessing their credit quality and other factors typically utilized by the nationally recognized statistical rating organizations, such as probability of default calculations. There can be no assurance, nor is it intended, that the Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Fund will not invest more than 10% of its total assets in securities that are unrated by a nationally recognized statistical rating organization, which includes private placement and restricted securities that are unrated. However, this limitation does not apply to an unrated security that the Adviser, in its discretion, determines to be comparable to another security (i) that has substantially similar characteristics, (ii) that is comparable in priority and security (if applicable), (iii) that is issued by the same issuer or guaranteed by the same guarantor, and (iv) that is rated by a nationally recognized statistical rating organization.

In selecting investments for the Fund, the portfolio managers look for high current income; favorable credit characteristics (e.g., willingness and ability to make payments, credit history, etc.); a wide range of issuers including different municipalities, agencies, sectors and revenue sources (e.g., property tax receipts, sales tax receipts, etc.); unrated bonds or securities of smaller issuers that might be overlooked by other investors, which are typically bonds that are non-rated and trade on secondary markets; and special situations that may offer high current income or opportunities for value because such issuers are facing distressed financial or operating circumstances, but the bonds may additionally have specifically pledged security interest or other credit enhancements which deem them attractive to the portfolio managers. The portfolio managers may consider selling a security if any of these factors no longer apply, but are not required to do so.

In selecting securities for the Fund, the Adviser employs a bottom-up research approach with an emphasis on analyzing the stand-alone credit, including financials, bond covenants, management team, and underlying asset value. The above factors are generally applied uniformly to all bond types being evaluated, as the Fund’s strategy seeks to identify the best value opportunities regardless of bond type.
Additionally, the Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process when the Adviser identifies viable investment opportunities that would not otherwise be possible. The Fund may borrow up to one third of the value of its assets for investment purposes.
The Fund is a non-diversified fund which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds and, as a result, each position will have a greater impact on the Fund’s returns than would be the case for a “diversified” mutual fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Principal Street Short Term Municipal Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Non-Diversified Fund Risk. Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Principal Street Short Term Municipal Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money.
Principal Street Short Term Municipal Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.
Principal Street Short Term Municipal Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Principal Street Short Term Municipal Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies or if the Adviser makes poor strategy choices and/or individual investment decisions.

Principal Street Short Term Municipal Fund | Municipal Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Principal Street Short Term Municipal Fund | Fixed-Income Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed-Income Securities Risks. Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks. Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time. Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-
income securities market, and could result in an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.
•Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. In this event a Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.
•Credit Risk. Fixed-income securities are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due. Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.
•Interest Rate Risk. In times of rising interest rates, bond prices will decline.  Generally, securities with longer maturities and funds with longer weighted average maturities and therefore higher durations carry greater interest rate risk. For example, if interest rates increase by 1%, the market value of a portfolio with a duration of three years would decline by approximately 3%. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels.
•Extension Risk. In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.
•Liquidity Risk. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
•Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.
•Duration Risk. The Fund can invest in securities of any maturity or duration. Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.
Principal Street Short Term Municipal Fund | Fixed-Income Securities Risks, Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. In this event a Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.
Principal Street Short Term Municipal Fund | Fixed-Income Securities Risks, Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Fixed-income securities are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due. Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.
Principal Street Short Term Municipal Fund | Fixed-Income Securities Risks, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. In times of rising interest rates, bond prices will decline. Generally, securities with longer maturities and funds with longer weighted average maturities and therefore higher durations carry greater interest rate risk. For example, if interest rates increase by 1%, the market value of a portfolio with a duration of three years would decline by approximately 3%. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels.
Principal Street Short Term Municipal Fund | Fixed-Income Securities Risks, Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension Risk. In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.
Principal Street Short Term Municipal Fund | Fixed-Income Securities Risks, Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
Principal Street Short Term Municipal Fund | Fixed-Income Securities Risks, Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.
Principal Street Short Term Municipal Fund | Fixed-Income Securities Risks, Duration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Duration Risk. The Fund can invest in securities of any maturity or duration. Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.
Principal Street Short Term Municipal Fund | High-Yield Fixed-Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
High-Yield Fixed-Income Securities Risk. High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Principal Street Short Term Municipal Fund | Restricted Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Restricted Securities Risk. The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions. Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale. They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange. While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.

Principal Street Short Term Municipal Fund | Unrated Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Unrated Securities Risk. Because the Fund purchases securities that are not rated by any nationally recognized statistical rating organization, the Adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Adviser's rating does not constitute a guarantee of the credit quality.
Principal Street Short Term Municipal Fund | Floating Rate/Variable Rate Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Floating Rate/Variable Rate Obligations Risk. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Because of the interest rate adjustment feature, floating and variable rate securities provide an investor with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of floating and variable rate securities than on the market value of comparable fixed-income obligations. Thus, investing in floating and variable rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities.
Principal Street Short Term Municipal Fund | Tax Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tax Risks. Municipal securities may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels. If you are subject to the federal AMT, you may have to pay federal tax on a portion of your distributions from tax exempt income. If this is the case, the Fund’s net after-tax return to you may be lower. The Fund would typically not be a suitable investment for investors investing through tax exempt or tax-deferred accounts.

Principal Street Short Term Municipal Fund | Municipa Sector Focus Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Municipal Sector Focus Risk. The Fund will not concentrate its investments in issuers in any one industry. The Securities and Exchange Commission has taken the position that investment of more than 25% of a fund's total assets in issuers in the same industry constitutes concentration in that industry. Many types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in those types of municipal securities. General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors. By contrast, revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. Legislation that affects the financing of a particular municipal project, or economic factors that have a negative impact on a project, would be likely to affect many other similar projects. At times, the Fund may change the relative emphasis of its investments in securities issued by certain municipalities. If the Fund has a greater emphasis on investments in one or more particular municipalities, it may be subject to greater risks from adverse events affecting such municipalities than a fund that invests in different municipalities or that is more diversified.

Principal Street Short Term Municipal Fund | Zero-Coupon Bonds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Zero-Coupon Bonds Risk. Zero-coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Principal Street Short Term Municipal Fund | Leverage Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk. The use of leverage will allow the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage will also magnify the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Principal Street Short Term Municipal Fund | Risks of Shorter-Term Securities Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Risks of Shorter-Term Securities. Normally, when interest rates change, the values of shorter-term debt securities change less than the values of securities with longer maturities. The Fund tries to reduce the volatility of its share prices by seeking to maintain a shorter average effective portfolio maturity. However, shorter-term securities may have lower yields than longer-term securities. Shorter-term securities are also subject to extension and reinvestment risk. The Fund is subject to extension risk when principal payments on a debt security occur at a slower rate than expected, potentially extending the average life of the security. For securities with a call date in the near future, there is the risk that an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer may effectively change a short- or intermediate-term security into a longer term security, which could have the effect of locking in a below-market interest rate on the security, increasing the security's duration, making the security more vulnerable to interest rate risk, reducing the security's market value and increasing the Fund's average effective portfolio maturity. Under such circumstances, because the values of longer term securities generally fluctuate more widely in response to interest rate changes than shorter term securities, the Fund's volatility could increase. Reinvestment risk is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

Principal Street Short Term Municipal Fund | Rule 144A Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

Principal Street Short Term Municipal Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk. Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.

Principal Street Short Term Municipal Fund | Deferred Interest And Payment In Kind Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Deferred Interest and Payment In Kind Securities Risks. Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Accordingly, these securities may involve greater credit risks and their value is subject to greater fluctuation in response to changes in market interest rates than other fixed income securities.

Principal Street Short Term Municipal Fund | Risks of Borrowing And Leverage Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its assets (including the amount borrowed), as permitted under the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including purchasing securities, which creates "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow.

Principal Street Short Term Municipal Fund | LIBOR Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
LIBOR Risk. Changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Principal Street Short Term Municipal Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSTEX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.67%
Interest Expense	rr_Component2OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	710
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,610
Principal Street Short Term Municipal Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSTYX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.63%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.71%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,295

[1]	A contingent deferred sales charge (“CDSC”) of up to 1.00% may be imposed on A Class purchases of $1 million or more that are redeemed within 18 months of purchase. The CDSC will be reduced in the circumstances described in the Contingent Deferred Sales Charge and Dealer Reallowance – A Class Shares section on page 20 of this Prospectus.
[2]	Reflects interest expense paid in connection with borrowing against the Fund’s line of credit.
[3]	For the period prior to February 15, 2023, the Adviser had contractually agreed to reduce its management fees, and/or reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Excluded Expenses) do not exceed 0.73% of the Fund’s average daily net assets.
[4]	Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses (“AFFE”), or extraordinary expenses (“Excluded Expenses”)) do not exceed 0.80% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least December 29, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

[5]	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement includes Interest Expense of 0.23%, which is an excluded expense.
[6]	A Class commenced operations on February 16, 2022. Performance for the A Class prior to that date is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the A Class.
[7]	Investor Class commenced operations on March 23, 2020. Performance for the Investor Class prior to that date is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the Investor Class.
[8]	Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses (“AFFE”), or extraordinary expenses) do not exceed 0.70% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the day on which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least December 29, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.
(2)    Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for Institutional Class shares includes Interest Expense of 0.01%, which is an excluded expense.